Stock-Based Compensation	12 Months Ended
Dec. 31, 2020
ADOMANI, INC. [Member]
Stock-Based Compensation
9. Stock-Based Compensation
Effective January 2, 2020, the Company entered into consulting agreement with Suneel Sawant under which Mr. Sawant agreed to perform certain services for the Company, including, among other things, services related to the establishment, maintenance, and management of a network for the sale its zero-emission
vehicles and related products and services to customers located in India. As full compensation for the services to be provided by Mr. Sawant under the agreement, the Company agreed to grant Mr. Sawant options to purchase up
to 2,000,000 shares of the Company’s common stock, all fully vested and exercisable on the grant date. One million of the shares subject to these options had an exercise price of $0.50 per share and were forfeited because they expired on December 31, 2020. The remaining 1,000,000 shares subject to the options have an exercise price of $1.00 per share and will expire if not exercised on or before December 31, 2021. The options were valued using the Black-Scholes option-pricing model, resulting in fair market values of $76,299 and $86,099 for the options expiring on December 31, 2020 and 2021, respectively. The assumptions used in the valuation of the options

expiring
on December 31, 2020 included an expected term of one year, volatility of 172.40%, and a risk-free interest rate of 1.56%. The assumptions used in the valuation of the options expiring on December 31, 2021 included an expected term of two years, volatility of 155%, and a risk-free interest rate of 1.58%. Because these options were fully vested and exercisable as of the grant date, the combined fair market value of $162,398 was recorded as stock-based compensation expense during the period ending March 31, 2020. Mr. Sawant was notified by
the Company on January 7, 2021 that, pursuant to provisions in his consulting agreement, the agreement will be terminated in 30 days. Mr. Sawant elected not to exercise the unexercised options by the close of business on February, 6, 2021, and the options were forfeited
.
On March 6, 2018, Edward R. Monfort ceased serving as the Company’s Chief Technology Officer. Upon Mr. Monfort’s separation from service, the Company’s board of directors suspended Mr. Monfort’s outstanding options. Although such options remained outstanding, they were unexercisable as of December 31, 2019. As of December 31, 2019, outstanding options to purchase an aggregate of 14,297,902 shares of common stock were attributable to Mr. Monfort. Effective as of February 4, 2020, all such options were cancelled by the Company in connection with the settlement of Mr. Monfort’s claims against the Company.
In May 2020, the Company’s board of directors granted to certain employees and directors options to purchase an aggregate of 2,235,000 shares of common stock pursuant to the Company’s 2017 Equity Incentive Plan. The options are for a contractual term of 10 years, vest over a three-year period, with one-third
of the options vesting on the
one-year
anniversary of the grant date and the remainder vesting in equal monthly installments thereafter, subject to a grantee’s continuous service to the Company through each such vesting date. The exercise price for these options is $0.12 per share. The options were valued using the Black-Scholes option-pricing model, resulting in a fair market value of $204,933. The assumptions used in the valuation included an expected term of 5.75 years, volatility of 147.50% and a risk-free interest rate of 0.50%. On October 30, 2020 (the “Separation Date”), James L. Reynolds retired and resigned from his employment with the Company, including his positions as the President and Chairman of the Board of the Company, as a member of the board of directors of the Company, and any and all other positions, directorships, and committee memberships that Mr. Reynolds held with the Company or any of its subsidiaries or other affiliated entities, in each case, effective as of the Separation Date. Mr. Reynold’s resignation did not result from a disagreement with the Company on any matter relating to its operations, policies, or practices. In connection with Mr. Reynold’s resignation, the Company and Mr. Reynolds entered into the Separation Agreement. Pursuant to the Separation Agreement, Mr. Reynolds will be entitled to receive the following separation benefits in consideration of, and subject to, Mr. Reynolds’ compliance with his continuing obligations under the Separation Agreement and all other agreements between Mr. Reynolds and the Company:

•	a cash payment in the amount of $64,250, subject to standard deductions and tax withholdings, to be made to Mr. Reynolds on January 15, 2021 (See Note 14);

•
a cash payment in the amount of the monthly COBRA premiums that would otherwise be owed by Mr. Reynolds on or before December 31, 2020, if Mr. Reynolds elected COBRA continuation coverage under the Company’s group health plan for himself and his dependents, subject to standard deductions and tax withholdings this payment was made as required;

•
an extension of the post-termination exercise periods with respect to the vested portions of the following options held by Mr. Reynolds on the Separation Date until December 31, 2021: (i) the option to purchase 5,000,000 shares of common stock at an exercise price of $0.10 per share, which option was fully vested as of the Separation Date; and (ii) the option to purchase 500,000 shares of common stock at an exercise price of $0.45 per share, which was vested as to 253,650 shares of common stock as of the Separation Date; and

•
a modification of the options to purchase (i) 1,000,000 shares of common stock at an exercise price of $0.12 per share and (ii) 246,350 shares of Common Stock at an exercise price of $0.45 per share, in each case held by Mr. Reynolds on the Separation Date, which options were fully unvested as of the Separation Date, so that such options will remain outstanding following the Separation Date and will vest in full, if at all, upon the occurrence of certain specified events with respect to the Company before the expiration date of the respective option, after which Mr. Reynolds will be entitled to exercise the applicable option for a period of one year following the occurrence thereof (or, if earlier, until the expiration date of the respective option).

The Separation Agreement also contains a general release of any and all claims that Mr. Reynolds had or could have had against the Company and other related parties specified in the Separation Agreement, as well as customary provisions relating to the return of the Company’s property and covenants regarding the non-use
and
non-disclosure
of the Company’s confidential and proprietary information.
During 2020, Mr. Monfort’s 14,297,902 vested options were cancelled per the discussion above; former officers of the Company forfeited options to purchase an aggregate of 3,500,000 shares of common stock with an exercise price of $0.10 per share; consultants forfeited options to purchase an aggregate of 704,436 shares of common stock with an exercise price of $0.10 per share and 1,000,000 shares of common stock with an exercise price of $0.50 per share. Employees forfeited options to purchase an aggregate of: 86,177 shares of common stock with an exercise price of $1.31 per share; 161,433 shares with an exercise price of $0.45 per share; and 417,143 shares with an exercise price of $0.12 per share.
Stock option activity for the years ended December 31, 2020 and 2019 is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)
Outstanding at December 31, 2018	24,728,422	0.15	2.6

Granted	1,095,000	0.45
Exercised	(71,084)	0.10
Canceled/Forfeited	(135,000)	1.31

Outstanding at December 31, 2019	25,617,338	0.16	1.9

Granted	4,235,000	0.42
Canceled/Forfeited	(20,167,091)	0.15

Outstanding at December 31, 2020	9,685,247	0.28	3.9

Exercisable at December 31, 2020	7,465,570	0.31	2.3

Stock-based compensation expense was $347,563 and $768,550 for the years ended December 31, 2020 and 2019, respectively, and is included in general and administrative expense in the accompanying consolidated statements of operations. As of December 31, 2020, the Company expects to recognize approximately $252,288 of stock-based compensation expense for the non-vested
portion of outstanding options over a weighted-average period of 1.88 years.
As of December 31, 2020, outstanding options have an intrinsic value of $
2.1
million.